1095 Avenue of the Americas New York, NY +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +1 212 641 5669 Direct +1 212 698 3559 Fax

May 31, 2018

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	DBX ETF Trust

Securities Act File No. 333-170122

Post-Effective Amendment No. 421

Investment Company Act File No. 811-22487

Amendment No. 423

Ladies and Gentlemen:

On behalf of DBX ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 421 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on Form N-1A. This filing is to amend the Registration Statement for the Xtrackers MSCI USA ESG Leaders Equity ETF, Xtrackers MSCI EAFE ESG Leaders Equity ETF and Xtrackers MSCI World ESG Leaders Equity ETF (each, a “Fund” and collectively, the “Funds”), filed on January 19, 2018 (Accession No. 0001193125-18-014580), reflecting that the Xtrackers MSCI USA ESG Leaders Equity ETF will now track the MSCI Emerging Markets ESG Leaders Index and the Xtrackers MSCI World ESG Leaders Equity ETF will now track the MSCI ACWI ex USA ESG Leaders Index, and revising the applicable disclosure with respect to each Fund to reflect these changes. The Xtrackers MSCI USA ESG Leaders Equity ETF’s name will change to Xtrackers MSCI Emerging Markets ESG Leaders Equity ETF and the Xtrackers MSCI World ESG Leaders Equity ETF’s name will change to Xtrackers MSCI ACWI ex USA ESG Leaders Equity ETF. There have been no changes made to the disclosure specific to Xtrackers MSCI EAFE ESG Leaders ETF. This filing should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Jeremy Senderowicz at (212) 641-5669.

Very truly yours,

/s/ Jeremy Senderowicz
Jeremy Senderowicz